CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parantheticals) - shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position
Number of shares issued	95,280,979	93,694,956
Number of shares outstanding	95,280,979	93,694,956